Other Accounts Receivable And Prepaid Expenses	12 Months Ended
Dec. 31, 2011
Other Accounts Receivable And Prepaid Expenses [Abstract]
Other Accounts Receivable And Prepaid Expenses
NOTE 4:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2010	2011

Government authorities	$2,902	$13,789
Advances to suppliers	6,153	7,126
Deferred charges and prepaid expenses	5,748	12,358
Other	622	4,008

	$15,425	$37,281